Commitments and Contingencies (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) m²	Dec. 31, 2021 USD ($)
Commitments and Contingencies (Details) [Line Items]
Operating leases expire term	3 years
Rental expense (in Dollars) | $	$ 856,319	$ 1,207,969
Operating lease square feet (in Square Meters)	6,800
Lease payments discount rate	7.00%
Weighted average term	2 years
Leases renewal	2 years
New Jersey [Member]
Commitments and Contingencies (Details) [Line Items]
Operating lease square feet (in Square Meters)	13,600